Acquisitions - Schedule of Intangible Assets Fair Value and Amortization Periods (Details) - Apollo Fusion Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Total identified intangible assets	$ 15,350
Developed Technology [Member]
Business Acquisition [Line Items]
Total identified intangible assets	$ 12,100
Weighted-Average Amortization Periods	6 days
Customer contracts and related relationships
Business Acquisition [Line Items]
Total identified intangible assets	$ 2,900
Weighted-Average Amortization Periods	3 days
Order Backlog [Member]
Business Acquisition [Line Items]
Total identified intangible assets	$ 200
Weighted-Average Amortization Periods	1 day
Trade Names [Member]
Business Acquisition [Line Items]
Total identified intangible assets	$ 150
Weighted-Average Amortization Periods	2 days